Filed Pursuant to Rule 485(b)
Registration No.	2-71299
811-3153

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. ____	__
Post-Effective Amendment No. 170	X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 176	X

RUSSELL INVESTMENT COMPANY
(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
(X)	on April 30, 2012 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
(X)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 166 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 170 to Registration Nos. 2-71299 and 811-3153.  This Post-Effective Amendment No. 170 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 166.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before April 30, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.  The Registrant has duly caused this Post-Effective Amendment No. 170 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 6th day of April 2012.

RUSSELL INVESTMENT COMPANY
Registrant

By: *
Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 6, 2012.

Signatures	Signatures

*	*
Sandra Cavanaugh, Trustee, President	Mark E. Swanson, Treasurer, in his
and Chief Executive Officer	capacity as Chief Accounting Officer

*	*
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

*	*
Daniel P. Connealy, Trustee	Jack R. Thompson, Trustee

*
Raymond P. Tennison, Jr., Trustee

*
Julie W. Weston, Trustee

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 161 to Registration Statement Nos. 2-71299 and 811-3153.